Statement of Changes in Net Assets Available for Benefits - SIP $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income (loss)
Plan interest in net investment income (loss) of the Master Trust	$ 123,687
Net appreciation (depreciation) in fair value of investments from participant directed brokerage accounts	2,699
Net investment income (loss)	126,386
Interest and dividend income
Interest income on notes receivable from participants	640
Interest and dividend income from participant directed brokerage accounts	381
Total interest and dividend income	1,021
Contributions
Participant	11,022
Employer	9,207
Rollover	663
Total contributions	20,892
Deductions
Participant withdrawals	(40,552)
Administrative expenses	(293)
Total deductions	(40,845)
Increase (decrease) in net assets available for benefits	107,454
Transfers
Transfers from (to) other plans	17,486
Net increase (decrease) in net assets available for benefits	124,940
Net assets available for benefits
Beginning of year	425,210
End of year	$ 550,150